Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 27, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Capped Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 27, 2017 (the “Supplement”)

to the Prospectus dated December 30, 2016 and

the Statement of Additional Information

dated December 30, 2016 (as revised February 9, 2017) (the “SAI”)

for the iShares MSCI Canada ETF (EWC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around September 1, 2017:

	Current	New
Underlying Index	MSCI Canada Index	MSCI Canada Custom Capped Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index (the “Underlying Index”), which is designed to measure the equity performance in Canada and consists of large- and mid-capitalization companies whose stocks trade primarily on the Toronto Stock Exchange. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of issuers exceeding a 4.75% weight to a maximum of 22.5%. Additionally, outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.5% for any single issuer and 24.5% for group entities representing more than 5%. As of May 31, 2017, a significant portion of the Underlying Index is represented by securities of energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Materials Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.